Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income and mining tax liabilities
Mining assets	$ 1,608.0	$ 1,803.8
Investments held by environmental trust funds	45.3	77.3
Inventory	15.3	9.3
Other	13.1	45.8
Gross deferred income and mining tax liabilities	1,681.7	1,936.2
Provisions, including rehabilitation accruals	(144.6)	(149.0)
Tax losses	(183.0)	(278.1)
Unredeemed capital expenditure	(782.9)	(630.0)
Other		(3.7)
Gross deferred income and mining tax assets	(1,110.5)	(1,060.8)
Valuation allowance for deferred tax assets	324.4	152.4
Total deferred income and mining tax assets	(786.1)	(908.4)
Total deferred income and mining tax liabilities	895.6	1,027.8
Less: short term portion of deferred income and mining tax (included in accounts payable and provisions)	(17.9)	(8.4)
Long-term portion of deferred income and mining tax liabilities	877.7	1,019.4
Long-term liabilities	(901.8)	(1,019.4)
Long-term assets	$ 24.1